[EATON VANCE(R)LOGO]

[PHOTO OF TELEPHONE, ADDING MACHINE, AND TAX FORMS]

SEMIANNUAL REPORT APRIL 30, 2002

[PHOTO OF STOCK EXCHANGE FLOOR]

EATON VANCE

TAX-MANAGED

MULTI-CAP

OPPORTUNITY

FUND

FORMERLY TAX-MANAGED
CAPITAL APPRECIATION FUND

[PHOTO OF ADDING MACHINE, ADDING MACHINE TAPE, AND TAX FORMS]

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2002

INVESTMENT UPDATE

[PHOTO OF ARIEH COLL]
Arieh Coll
Portfolio Manager

INVESTMENT ENVIRONMENT

- The U.S. economy, still suffering the hangover effects from the slowdown that followed the largest expansion in U.S. history, is beginning to show signs of recovery. GDP showed a stronger-than-expected 5.8% gain in the first quarter of 2002, while consumer spending remained strong. Despite the encouraging news, a full-scale recovery can not yet be declared. Recent data have done little to clarify the overall outlook for the U.S. economy.

- The stock market, despite sporadic rallies, continued to slump over the past six months, experiencing, as of late April, its most extended decline in 19 months. In early May, the Federal Reserve Board announced its decision to leave interest rates unchanged, citing the belief that the risks of inflation and economic weakness remain equally present.

THE FUND

     THE PAST SIX MONTHS

- During the six months ended April 30, 2002, the Fund's Class A shares had a total return of 16.35%, the result of an increase in net asset value (NAV) to $9.75 on April 30, 2002, from $8.38 on October 31, 2001.(1)

- The Fund's Class B shares had a total return of 15.74% during the same period, the result of an increase in NAV to $9.56 from $8.26.(1)

- The Fund's Class C shares had a total return of 15.72% during the same period, the result of an increase in NAV to $9.57 from $8.27.(1)

- The Fund's Class D shares had a total return of 15.71% during the same period, the result of an increase in NAV to $10.53 from $9.10.(1)

MANAGEMENT DISCUSSION

- With Class A shares posting a return of 16.35% for the six months ended April 30, 2002,(1) the Fund performed strongly, significantly outpacing the 2.31% return of the S&P 500 - an unmanaged index of stocks generally used as a benchmark for stock market performance. The Fund also outperformed the average return of funds in the Lipper Mid-Cap Growth category, which had a return of 1.27% for the six-month perio.(2)

- On March 1, 2002, Eaton Vance Tax-Managed Capital Appreciation Fund changed its name to Eaton Vance Tax-Managed Multi-Cap Opportunity Fund. The Fund retains its investment objective of seeking long-term, after-tax returns by investing in a diversified portfolio of stocks of growth companies considered to be attractive in their long-term investment prospects.

- Anticipating an economic recovery, management positioned the Portfolio to own companies in the sectors that would benefit from the end of the recession. Such economically sensitive areas included retail (Gymboree, Hollywood Entertainment), financial services companies (Capital One), and leisure and tourism (Hotels.com). These were sectors that had been oversold dramatically after September 11.

- In the technology area, the Portfolio's holdings in semiconductors and semiconductor equipment stocks performed well. Also contributing to performance were HMO companies withinthe health care services sector, which has performed very well as companies in that industry have focused more on maximizing profits and less on taking market share. PacifiCare, our largest holding as of April 30, 2002, has been a particular standout in this sector.

- A critical objective of the Fund is tax-efficiency - striving to minimize and defer shareholder taxes by generally making fewer and smaller taxable distributions than most funds managed without regard to tax considerations. The Fund has not made a taxable distribution since its inception (see page 3 for after-tax performance information).

FUND INFORMATION AS OF APRIL 30, 2002

PERFORMANCE(3)                                                                      CLASS A    CLASS B    CLASS C     CLASS D
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
---------------------------------------------------------------------------------------------------------------------------------
One Year                                                                               0.31%     -0.52%     -0.52%      -0.57%
Life of Fund+                                                                         -1.37%     -2.46%     -2.40%       4.63%

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
---------------------------------------------------------------------------------------------------------------------------------
One Year                                                                              -5.43%     -5.50%     -1.52%      -5.54%
Life of Fund+                                                                         -4.51%     -5.18%     -2.40%       0.26%

+Inception Dates - Class A: 6/30/00; Class B: 7/10/00; Class C:7/10/00; Class D:3/13/01

TEN LARGEST HOLDINGS(4)
----------------------------------------------------------------
PacifiCare Health Systems, Inc.,Class A            5.9%
MIM Corp.                                          4.2
Hotels.com                                         3.9
Hollywood Entertainment Corp.                      3.6
Capital One Financial Corp.                        3.6
Alliant Techsystems, Inc.                          3.4
American Pharmaceutical Partners, Inc.             3.0
Progressive Corp.                                  3.0
Varian Semiconductor Equipment Associates, Inc.    2.9
Hanover Compressor Co.                             2.9

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B, Class C, and Class D shares. (2)It is not possible to invest directly in an Index or a Lipper Category. (3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4)Ten largest equity holdings accounted for 36.4% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2002

PERFORMANCE

AFTER-TAX PERFORMANCE
AS OF APRIL 30, 2002

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)
--------------------------------------------------------------------------------
                                                  ONE YEAR   LIFE OF FUND
Return Before Taxes                                 0.31%     -1.37%
Return After Taxes on Distributions                 0.31%     -1.37%
Return After Taxes on Distributions                 0.19%     -1.10%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)
--------------------------------------------------------------------------------
                                                  ONE YEAR   LIFE OF FUND
Return Before Taxes                                -5.43%     -4.51%
Return After Taxes on Distributions                -5.43%     -4.51%
Return After Taxes on Distributions                -3.31%     -3.60%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)
--------------------------------------------------------------------------------
                                                  ONE YEAR   LIFE OF FUND
Return Before Taxes                                -0.52%     -2.46%
Return After Taxes on Distributions                -0.52%     -2.46%
Return After Taxes on Distributions                -0.32%     -1.96%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)
--------------------------------------------------------------------------------
                                                  ONE YEAR   LIFE OF FUND
Return Before Taxes                                -5.50%     -5.18%
Return After Taxes on Distributions                -5.50%     -5.18%
Return After Taxes on Distributions                -3.35%     -4.13%
and Sale of Fund Shares
Average Annual Total Returns
(For the period ended April 30, 2002)

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)
--------------------------------------------------------------------------------
                                                  ONE YEAR   LIFE OF FUND
Return Before Taxes                                -0.52%     -2.40%
Return After Taxes on Distributions                -0.52%     -2.40%
Return After Taxes on Distributions                -0.32%     -1.92%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)
--------------------------------------------------------------------------------
                                                  ONE YEAR   LIFE OF FUND
Return Before Taxes                                -1.52%     -2.40%
Return After Taxes on Distributions                -1.52%     -2.40%
Return After Taxes on Distributions                -0.92%     -1.92
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS D)
--------------------------------------------------------------------------------
                                                  ONE YEAR   LIFE OF FUND
Return Before Taxes                                -0.57%      4.63%
Return After Taxes on Distributions                -0.57%      4.63%
Return After Taxes on Distributions                -0.35%      3.71%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS D)
--------------------------------------------------------------------------------
                                                  ONE YEAR   LIFE OF FUND
Return Before Taxes                                -5.54%      0.26%
Return After Taxes on Distributions                -5.54%      0.26%
Return After Taxes on Distributions                -3.37%      0.21%
and Sale of Fund Shares

Class A commenced operations on 6/30/00. Class B and Class C commenced operations on 7/10/00. Class D commenced operations on 3/13/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
-----------------------------------------------------
Investment in Tax-Managed Multi-Cap
   Opportunity Portfolio, at value
   (identified cost, $39,230,289)         $47,905,848
Receivable for Fund shares sold               166,842
Receivable from the Administrator              17,232
-----------------------------------------------------
TOTAL ASSETS                              $48,089,922
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    18,387
Payable to affiliate for service fees           9,030
Payable to affiliate for Trustees' fees            17
Accrued expenses                               17,646
-----------------------------------------------------
TOTAL LIABILITIES                         $    45,080
-----------------------------------------------------
NET ASSETS                                $48,044,842
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $46,965,044
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (7,231,216)
Accumulated net investment loss              (364,545)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         8,675,559
-----------------------------------------------------
TOTAL                                     $48,044,842
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $16,634,649
SHARES OUTSTANDING                          1,706,900
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.75
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $9.75)       $     10.34
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $14,577,892
SHARES OUTSTANDING                          1,525,356
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.56
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
NET ASSETS                                $15,556,880
SHARES OUTSTANDING                          1,625,725
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.57
-----------------------------------------------------
Class D Shares
-----------------------------------------------------
NET ASSETS                                $ 1,275,421
SHARES OUTSTANDING                            121,083
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.53
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $133)                $    28,059
Interest allocated from Portfolio              23,575
Expenses allocated from Portfolio            (158,592)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (106,958)
-----------------------------------------------------
Expenses
-----------------------------------------------------
Administration fee                        $    29,889
Trustees' fees and expenses                       100
Distribution and service fees
   Class A                                     17,580
   Class B                                     61,637
   Class C                                     62,276
   Class D                                      5,023
Registration fees                              49,365
Transfer and dividend disbursing agent
   fees                                        30,950
Printing and postage                            6,889
Legal and accounting services                   6,828
Custodian fee                                   3,790
Miscellaneous                                     492
-----------------------------------------------------
TOTAL EXPENSES                            $   274,819
-----------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Administrator                   $    17,232
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    17,232
-----------------------------------------------------

NET EXPENSES                              $   257,587
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (364,545)
-----------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,574,413)
   Securities sold short                       (3,502)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,577,915)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 6,558,267
   Securities sold short                      571,985
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 7,130,252
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 5,552,337
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 5,187,792
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2002    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (364,545) $       (172,197)
   Net realized loss                            (1,577,915)       (5,550,841)
   Net change in unrealized
      appreciation (depreciation)                7,130,252         1,440,304
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      5,187,792  $     (4,282,734)
----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $      5,538,468  $     12,749,227
      Class B                                    4,862,432        10,336,757
      Class C                                    7,036,060        10,425,818
      Class D                                      488,761           732,853
   Cost of shares redeemed
      Class A                                   (1,476,021)       (1,085,997)
      Class B                                     (798,570)         (611,551)
      Class C                                   (1,690,985)       (1,032,553)
      Class D                                      (15,959)          (14,970)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     13,944,186  $     31,499,584
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     19,131,978  $     27,216,850
----------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     28,912,864  $      1,696,014
----------------------------------------------------------------------------
AT END OF PERIOD                          $     48,044,842  $     28,912,864
----------------------------------------------------------------------------
Accumulated net investment loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $       (364,545) $             --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS A
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ---------------------------------
                                  (UNAUDITED)(1)        2001(1)          2000(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.380           $11.340           $10.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment loss                   $(0.062)          $(0.065)          $(0.016)
Net realized and unrealized
   gain (loss)                          1.432            (2.895)            1.356
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.370           $(2.960)          $ 1.340
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.750           $ 8.380           $11.340
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                         16.35%           (26.10)%           13.40%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $16,635           $10,637           $   674
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.60%(5)          1.40%             1.48%(5)
   Net expenses after
      custodian fee
      reduction(4)                       1.60%(5)          1.40%             1.40%(5)
   Net investment loss                  (1.34)%(5)        (0.69)%           (0.43)%(5)
Portfolio Turnover of the
   Portfolio                               79%              324%               90%
---------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.69%(5)          2.40%            12.00%(5)
   Expenses after custodian
      fee reduction(4)                   1.69%(5)          2.40%            11.92%(5)
   Net investment loss                  (1.43)%(5)        (1.69)%          (10.96)%(5)
Net investment loss per share         $(0.066)          $(0.159)          $(0.408)
---------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, June 30, 2000 to October 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS B
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ---------------------------------
                                  (UNAUDITED)(1)        2001(1)          2000(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.260           $11.260           $10.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment loss                   $(0.095)          $(0.131)          $(0.027)
Net realized and unrealized
   gain (loss)                          1.395            (2.869)            1.287
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.300           $(3.000)          $ 1.260
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.560           $ 8.260           $11.260
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                         15.74%           (26.64)%           12.60%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $14,578           $ 8,931           $   714
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.35%(5)          2.15%             2.23%(5)
   Net expenses after
      custodian fee
      reduction(4)                       2.35%(5)          2.15%             2.15%(5)
   Net investment loss                  (2.08)%(5)        (1.43)%           (0.78)%(5)
Portfolio Turnover of the
   Portfolio                               79%              324%               90%
---------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           2.44%(5)          3.15%            12.75%(5)
   Expenses after custodian
      fee reduction(4)                   2.44%(5)          3.15%            12.67%(5)
   Net investment loss                  (2.17)%(5)        (2.43)%          (11.30)%(5)
Net investment loss per share         $(0.099)          $(0.223)          $(0.391)
---------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, July 10, 2000 to October 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS C
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ---------------------------------
                                  (UNAUDITED)(1)        2001(1)          2000(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.270           $11.260           $10.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment loss                   $(0.096)          $(0.133)          $(0.025)
Net realized and unrealized
   gain (loss)                          1.396            (2.857)            1.285
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.300           $(2.990)          $ 1.260
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.570           $ 8.270           $11.260
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                         15.72%           (26.55)%           12.60%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $15,557           $ 8,670           $   308
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.35%(5)          2.15%             2.23%(5)
   Net expenses after
      custodian fee
      reduction(4)                       2.35%(5)          2.15%             2.15%(5)
   Net investment loss                  (2.09)%(5)        (1.46)%           (0.72)%(5)
Portfolio Turnover of the
   Portfolio                               79%              324%               90%
---------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           2.44%(5)          3.15%            12.75%(5)
   Expenses after custodian
      fee reduction(4)                   2.44%(5)          3.15%            12.67%(5)
   Net investment loss                  (2.18)%(5)        (2.46)%          (11.24)%(5)
Net investment loss per share         $(0.100)          $(0.224)          $(0.390)
---------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, July 10, 2000 to October 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   CLASS D
                                  ------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ----------------------
                                  (UNAUDITED)(1)            2001(1)(2)
----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.100                $10.000
----------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------
Net investment loss                   $(0.106)               $(0.098)
Net realized and unrealized
   gain (loss)                          1.536                 (0.802)
----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.430                $(0.900)
----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.530                $ 9.100
----------------------------------------------------------------------------

TOTAL RETURN(3)                         15.71%                 (9.00)%
----------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 1,275                $   675
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.35%(5)               2.15%(5)
   Net expenses after
      custodian fee
      reduction(4)                       2.35%(5)               2.15%(5)
   Net investment loss                  (2.10)%(5)             (1.58)%(5)
Portfolio Turnover of the
   Portfolio                               79%                   324%
----------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           2.44%(5)               3.15%(5)
   Expenses after custodian
      fee reduction(4)                   2.44%(5)               3.15%(5)
   Net investment loss                  (2.19)%(5)             (2.58)%(5)
Net investment loss per share         $(0.111)               $(0.160)
----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 13, 2001 to October 31, 2001.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (formerly Eaton Vance Tax-Managed Capital Appreciation Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sale charge (see Note 6). Class B and Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Multi-Cap Opportunity Portfolio (formerly the Capital Appreciation Portfolio) (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (82.6% at April 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $4,765,996 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2008 ($68,680) and October 31, 2009 ($4,697,316).

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 2001
    -------------------------------------------------------------------------------
    Sales                                              595,668            1,331,985
    Redemptions                                       (157,567)            (122,629)
    -------------------------------------------------------------------------------
    NET INCREASE                                       438,101            1,209,356
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2001
    -------------------------------------------------------------------------------
    Sales                                              531,351            1,086,521
    Redemptions                                        (87,466)             (68,501)
    -------------------------------------------------------------------------------
    NET INCREASE                                       443,885            1,018,020
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2001
    -------------------------------------------------------------------------------
    Sales                                              763,856            1,137,096
    Redemptions                                       (186,831)            (115,716)
    -------------------------------------------------------------------------------
    NET INCREASE                                       577,025            1,021,380
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS D                                   (UNAUDITED)       OCTOBER 31, 2001(1)
    -------------------------------------------------------------------------------
    Sales                                               48,461               75,640
    Redemptions                                         (1,592)              (1,426)
    -------------------------------------------------------------------------------
    NET INCREASE                                        46,869               74,214
    -------------------------------------------------------------------------------

 (1)  From the start of business, March 13, 2001, to October 31, 2001.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2002, the administration fee amounted to $29,889. To reduce the net investment loss of the Fund, the Administrator was allocated $17,232 of the Fund's operating expenses. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $14,451 as its portion of the sales charge on sales of Class A shares for the six months ended
   April 30, 2002. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $46,228, $46,707, and $3,767 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the six months ended April 30, 2002, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares, respectively. At April 30, 2002, the amount of Uncovered Distribution

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Charges of EVD calculated under the Plans was approximately $688,000, $650,000, and $76,000 for Class B, Class C and
   Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distributions fees payable by the Fund to EVD and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2002 amounted to $17,580, $15,409, $15,569 and $1,256 for Class A, Class B, Class C and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year.
   Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC charges received on Class B, Class C and Class D redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $10,000, $3,000 and $1,000 of CDSC paid by shareholders for Class B, Class C and Class D shares, respectively for the six months ended April 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2002, aggregated $18,042,151 and $4,090,554, respectively.

8 Name Change
-------------------------------------------
   Effective March 1, 2002, Eaton Vance Tax-Managed Capital Appreciation Fund changed its name to Eaton Vance Tax-Managed Multi-Cap Opportunity Fund.

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.1%

SECURITY                                         SHARES    VALUE
----------------------------------------------------------------------
Aerospace and Defense -- 3.4%
----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                      18,300   $ 1,970,910
----------------------------------------------------------------------
                                                           $ 1,970,910
----------------------------------------------------------------------
Broadcasting and Cable -- 3.4%
----------------------------------------------------------------------
SBS Broadcasting SA(1)                            16,200   $   317,682
USA Networks, Inc.(1)                             55,500     1,660,005
----------------------------------------------------------------------
                                                           $ 1,977,687
----------------------------------------------------------------------
Broadcasting and Radio -- 1.3%
----------------------------------------------------------------------
Cumulus Media, Inc. Class A(1)                    33,000   $   618,090
Radio One, Inc. Class D(1)                         6,100       130,540
----------------------------------------------------------------------
                                                           $   748,630
----------------------------------------------------------------------
Business Services -- 0.3%
----------------------------------------------------------------------
H&R Block, Inc.                                    4,840   $   194,181
----------------------------------------------------------------------
                                                           $   194,181
----------------------------------------------------------------------
Communications Services -- 1.3%
----------------------------------------------------------------------
WebEx Communications, Inc.(1)                     42,500   $   732,275
----------------------------------------------------------------------
                                                           $   732,275
----------------------------------------------------------------------
Computer Software -- 3.3%
----------------------------------------------------------------------
Avant! Corp.(1)                                   34,000   $   566,100
Centra Software, Inc.(1)                          35,000       108,500
Check Point Software Technologies
Ltd.(1)                                           31,000       562,650
Macromedia, Inc.(1)                               30,000       671,700
----------------------------------------------------------------------
                                                           $ 1,908,950
----------------------------------------------------------------------
Computers and Business Equipment -- 1.7%
----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                      37,500   $   978,750
----------------------------------------------------------------------
                                                           $   978,750
----------------------------------------------------------------------
Drug Distribution -- 1.1%
----------------------------------------------------------------------
AmerisourceBergen Corp.                            8,000   $   620,000
----------------------------------------------------------------------
                                                           $   620,000
----------------------------------------------------------------------
Drugs -- 9.8%
----------------------------------------------------------------------
Alpharma, Inc. Class A                            88,000   $ 1,504,800
SECURITY                                         SHARES    VALUE
----------------------------------------------------------------------

Drugs (continued)
----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                          124,300     1,761,331
Andrx Group(1)                                    36,600     1,655,052
Biovail Corp.(1)                                  19,670       742,936
----------------------------------------------------------------------
                                                           $ 5,664,119
----------------------------------------------------------------------
Financial Services -- 4.8%
----------------------------------------------------------------------
Capital One Financial Corp.                       34,800   $ 2,084,172
MBNA Corp.                                        19,500       691,275
----------------------------------------------------------------------
                                                           $ 2,775,447
----------------------------------------------------------------------
Food and Beverages -- 2.9%
----------------------------------------------------------------------
Fleming Companies, Inc.                           66,000   $ 1,454,640
Starbucks Corp.(1)                                 9,500       216,790
----------------------------------------------------------------------
                                                           $ 1,671,430
----------------------------------------------------------------------
Foods -- 0.9%
----------------------------------------------------------------------
Dean Foods Co.(1)                                 14,800   $   547,896
----------------------------------------------------------------------
                                                           $   547,896
----------------------------------------------------------------------
Health Care Services -- 11.1%
----------------------------------------------------------------------
Davita, Inc.(1)                                       50   $     1,296
MIM Corp.(1)                                     137,760     2,452,128
PacifiCare Health Systems, Inc. Class
A(1)                                             112,200     3,395,172
Province Healthcare Co.(1)                        14,500       558,395
----------------------------------------------------------------------
                                                           $ 6,406,991
----------------------------------------------------------------------
Healthcare Products -- 1.4%
----------------------------------------------------------------------
NBTY, Inc.(1)                                     46,600   $   800,588
----------------------------------------------------------------------
                                                           $   800,588
----------------------------------------------------------------------
Household Furniture and Appliances -- 1.3%
----------------------------------------------------------------------
Rent-A-Center, Inc.(1)                            13,000   $   783,900
----------------------------------------------------------------------
                                                           $   783,900
----------------------------------------------------------------------
Insurance -- 8.9%
----------------------------------------------------------------------
ACE Ltd.                                          17,000   $   739,840
Aetna, Inc.                                       12,000       571,200
Anthem, Inc.(1)                                   12,400       845,680
Kingsway Financial Services, Inc.(1)              42,200       485,300
MGIC Investment Corp.                                540        38,534

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         SHARES    VALUE
----------------------------------------------------------------------

Insurance (continued)
----------------------------------------------------------------------
Progressive Corp.                                 30,300     1,742,250
Radian Group, Inc.                                 3,960       205,524
Travelers Property Casualty Corp.(1)              27,200       505,648
----------------------------------------------------------------------
                                                           $ 5,133,976
----------------------------------------------------------------------
Internet Services -- 3.3%
----------------------------------------------------------------------
Alloy, Inc.(1)                                    37,900   $   479,435
Cybear Group(1)                                       22             9
Getty Images, Inc.(1)                             25,000       870,250
VeriSign, Inc.(1)                                 58,000       536,500
----------------------------------------------------------------------
                                                           $ 1,886,194
----------------------------------------------------------------------
Leisure and Tourism -- 5.5%
----------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc.(1)          12,000   $   282,000
Expedia, Inc. Class A(1)                           8,000       646,688
Hotels.com(1)                                     35,750     2,249,390
----------------------------------------------------------------------
                                                           $ 3,178,078
----------------------------------------------------------------------
Medical Products -- 1.7%
----------------------------------------------------------------------
Becton, Dickinson and Co.                          7,000   $   260,190
Bio-Rad Laboratories, Inc.(1)                     13,000       627,900
Med - Design Corporation (The)(1)                  7,000        98,000
----------------------------------------------------------------------
                                                           $   986,090
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 4.0%
----------------------------------------------------------------------
Hanover Compressor Co.(1)                         89,000   $ 1,677,650
Quicksilver Resources, Inc.(1)                    11,100       270,840
Universal Compression Holdings, Inc.(1)           14,400       353,520
----------------------------------------------------------------------
                                                           $ 2,302,010
----------------------------------------------------------------------
Retail -- 3.6%
----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                 102,400   $ 2,113,536
----------------------------------------------------------------------
                                                           $ 2,113,536
----------------------------------------------------------------------
Retail - Apparel -- 4.6%
----------------------------------------------------------------------
Abercrombie & Fitch Co.(1)                        33,700   $ 1,011,000
Gymboree Corp. (The)(1)                           55,800     1,017,792
Quiksilver, Inc.(1)                               26,000       634,400
----------------------------------------------------------------------
                                                           $ 2,663,192
----------------------------------------------------------------------
SECURITY                                         SHARES    VALUE
----------------------------------------------------------------------
Retail - Food and Drug -- 0.5%
----------------------------------------------------------------------
CVS Corp.                                          9,000   $   301,320
----------------------------------------------------------------------
                                                           $   301,320
----------------------------------------------------------------------
Semiconductor Equipment -- 7.3%
----------------------------------------------------------------------
ASM International NV(1)                           68,619   $ 1,578,237
Cymer, Inc.(1)                                    20,000       945,400
FEI Company(1)                                        10           264
Varian Semiconductor Equipment
Associates, Inc.(1)                               36,000     1,681,920
----------------------------------------------------------------------
                                                           $ 4,205,821
----------------------------------------------------------------------
Semiconductors -- 8.6%
----------------------------------------------------------------------
Elantec Semiconductor, Inc.(1)                    11,200   $   463,008
Integrated Device Technology, Inc.(1)             52,906     1,483,484
International Rectifier Corp.(1)                  10,500       484,260
Micrel, Inc.(1)                                   24,005       526,910
SIPEX Corp.(1)                                    74,000       724,460
SIPEX Corp.(1)(2)(3)                             140,000     1,300,600
----------------------------------------------------------------------
                                                           $ 4,982,722
----------------------------------------------------------------------
Specialty Retail -- 1.2%
----------------------------------------------------------------------
GameStop Corp.(1)                                 36,800   $   701,040
----------------------------------------------------------------------
                                                           $   701,040
----------------------------------------------------------------------
Telecommunications - Services -- 1.5%
----------------------------------------------------------------------
IDT Corp.(1)                                      45,000   $   900,000
----------------------------------------------------------------------
                                                           $   900,000
----------------------------------------------------------------------
Wireless Communications -- 0.4%
----------------------------------------------------------------------
Symbol Technologies, Inc.                         28,000   $   236,880
----------------------------------------------------------------------
                                                           $   236,880
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $47,581,325)                           $57,372,613
----------------------------------------------------------------------
Total Investments -- 99.1%
   (identified cost $47,581,325)                           $57,372,613
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         SHARES    VALUE
----------------------------------------------------------------------

SECURITIES SOLD SHORT -- 1.0%

SECURITY                                         SHARES    VALUE
----------------------------------------------------------------------
Check Point Software Technologies
Ltd.(1)                                          $31,000      (562,650)
Total Securities Sold Short -- 1.0%
   (proceeds $1,240,601)                                   $  (562,650)
----------------------------------------------------------------------
Other Assets, Less Liabilities Excluding Securities Sold
Short -- 1.9%                                              $ 1,118,636
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $57,928,599
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Restricted security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $47,581,325)                           $57,372,613
Cash                                          439,080
Deposits with brokers for securities
   sold short                               1,240,601
Receivable for investments sold               865,525
Interest and dividends receivable               4,708
Prepaid expenses                                  149
-----------------------------------------------------
TOTAL ASSETS                              $59,922,676
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,409,874
Payable to affiliate for Trustees' fees           169
Securities sold short, at value
   (proceeds received of $1,240,601)          562,650
Accrued expenses                               21,384
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,994,077
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $57,928,599
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $47,459,360
Net unrealized appreciation (computed on
   the basis of identified cost)           10,469,239
-----------------------------------------------------
TOTAL                                     $57,928,599
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2002
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $160)    $    33,292
Interest                                       28,240
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    61,532
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   153,006
Trustees' fees and expenses                     1,164
Custodian fee                                  22,395
Legal and accounting services                  10,227
Miscellaneous                                   1,084
-----------------------------------------------------
TOTAL EXPENSES                            $   187,876
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (126,344)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,884,930)
   Securities sold short                       (4,161)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,889,091)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 7,827,251
   Securities sold short                      677,951
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 8,505,202
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 6,616,111
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 6,489,767
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2002    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (126,344) $        (68,934)
   Net realized loss                            (1,889,091)       (6,936,252)
   Net change in unrealized
      appreciation (depreciation)                8,505,202         1,554,640
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      6,489,767  $     (5,450,546)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     21,658,227  $     39,473,298
   Withdrawals                                  (4,611,085)       (3,643,372)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     17,047,142  $     35,829,926
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     23,536,909  $     30,379,380
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     34,391,690  $      4,012,310
----------------------------------------------------------------------------
AT END OF PERIOD                          $     57,928,599  $     34,391,690
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      -----------------------
                                  (UNAUDITED)           2001        2000(1)
-----------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.80%(2)        1.09%        1.36%(2)
   Expenses after custodian
      fee reduction                      0.80%(2)        1.09%        1.28%(2)
   Net investment loss                  (0.54)%(2)      (0.36)%      (0.21)%(2)
Portfolio Turnover                         79%            324%          90%
-----------------------------------------------------------------------------
TOTAL RETURN                            16.80%(3)          --           --
-----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $57,929         $34,392       $4,012
-----------------------------------------------------------------------------

 (1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Multi-Cap Opportunity Portfolio (formerly Capital Appreciation Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the last bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2002, the advisory fee amounted to $153,006. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $59,330,766 and $35,045,617, respectively, for the six months ended April 30, 2002.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 47,581,325
    ------------------------------------------------------
    Gross unrealized appreciation             $ 11,066,084
    Gross unrealized depreciation               (1,274,796)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  9,791,288
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2002 there were no outstanding obligations under these financial instruments.

7 Name Change
-------------------------------------------
   Effective March 1, 2002, Capital Appreciation Portfolio changed its name to Tax-Managed Multi-Cap Opportunity Portfolio.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

OFFICERS

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO

OFFICERS

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:1-800-262-1122







EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


824-6/02                                                                TMCAPSRC